TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 6,995,890	$ 7,235,441	$ 9,100,553
Property, plant and equipment for own-use and given in operating lease, net	4,521,792	4,812,254
Right-of-use assets	1,336,957	1,329,594
Banco de Occidente S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, investment property	6,704
Banco de Bogota S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	25,400	68,530
Disposals, investment property	41,412	10,500
Banco AV Villas S A
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	33,053	36,319
Disposals, investment property		11,510
Banco Popular S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	114,771	11,303
Disposals, investment property	21,459	6,398
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets				$ 1,899,743
Property, plant and equipment				1,361,821
Right-of-use assets				$ 537,922
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized expenses	802	2,113	6,152
Borrowing costs capitalized	9,769	1,921
Decommissioning cost	$ 1,723	$ 666	1,189
Capitalized interest rate	11.82%	10.10%
Tangible assets	$ 4,427,803	$ 4,730,242	6,154,168
Additions other than through business combinations, tangible assets, transferred from concession arrangements		14,532
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets received in total or partial settlement of payment obligations of debtors	56,144	64,429	75,788
Tangible assets	906,469	880,963	852,935
Investment property [member] | Corficolombiana S.A
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses		5,652
Investment property [member] | Banco de Occidente S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses			493
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	230,672	212,630	154,986
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	10,630,546	10,746,735	14,281,283		$ 13,387,450
Purchases or capitalized expenses	910,673	840,715	681,039
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	7,113,556	7,456,503	10,385,357		9,718,210
Purchases or capitalized expenses	561,009	477,795	368,570
Gross carrying amount [member] | Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	906,469	880,963	852,935		808,556
Purchases or capitalized expenses	56,307	70,081	77,157
Gross carrying amount [member] | Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	230,672	212,630	154,986		122,675
Purchases or capitalized expenses	26,118	28,368	27,213
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,751)	(5,747)	(5,736)		(4,986)
Accumulated impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ (5,341)	$ (5,372)	$ (5,580)		$ (4,902)